Total Equity - Other Net Changes In Capitalization (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Issue of equity	$ (12.0)	$ (5.1)
Acquisition of Brit's non-controlling interest	92.9	121.7
Increase (decrease) through disposal of subsidiary, equity	255.7	(466.2)
As presented in other net changes in capitalization in the consolidated statement of changes in equity	(3.6)	(255.2)
Retained earnings
Dividends recognised as distributions to non-controlling interests	(107.2)	(104.1)
Increase (decrease) through disposal of subsidiary, equity	(53.2)
Other	7.0	8.8
As presented in other net changes in capitalization in the consolidated statement of changes in equity	(116.5)	(109.1)
Retained earnings | Brit
Investment in subsidiary, third party	0.0	0.0
Retained earnings | Fairfax India and Fairfax Africa
Share repurchases	1.4	1.7
Non- controlling interests
Dividends recognised as distributions to non-controlling interests	107.2	104.1
Issue of equity	(2.2)	(0.3)
Acquisition of Brit's non-controlling interest	92.9	121.7
Increase (decrease) through disposal of subsidiary, equity	282.3	(466.2)
Other	7.0	6.6
As presented in other net changes in capitalization in the consolidated statement of changes in equity	110.3	(131.7)
Non- controlling interests | Brit
Investment in subsidiary, third party	124.4	0.0
Non- controlling interests | Fairfax India and Fairfax Africa
Share repurchases	(32.1)	(31.8)
Brit | Retained earnings
Acquisition of Brit's non-controlling interest	(17.8)	0.0
Brit | Non- controlling interests
Acquisition of Brit's non-controlling interest	(189.6)	0.0
Thomas Cook India | Retained earnings
Increase (decrease) through disposal of subsidiary, equity	0.0	0.0
Thomas Cook India | Non- controlling interests
Increase (decrease) through disposal of subsidiary, equity	0.0	(147.2)
Recipe | Retained earnings
Share repurchases	0.1	(15.5)
Recipe | Non- controlling interests
Share repurchases	(0.3)	(105.5)
Boat Rocker | Retained earnings
Issue of equity		0.0
Boat Rocker | Non- controlling interests
Issue of equity		20.0
Eurolife ERB Insurance Group Holdings S.A. | Retained earnings
Eurolife's investment in a Fairfax consolidated internal investment fund (note 6)	0.0	0.0
Eurolife ERB Insurance Group Holdings S.A. | Non- controlling interests
Eurolife's investment in a Fairfax consolidated internal investment fund (note 6)	$ 93.7	$ 22.1